RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Total	Rp 15,365	Rp 15,115	Rp 14,550
% of total expenses	14.28%	14.50%	14.36%
Entities under common control
Transactions with related parties
Total	Rp 14,671	Rp 14,334	Rp 13,679
% of total expenses	13.64%	13.75%	13.49%
MoCI
Transactions with related parties
Total	Rp 10,689	Rp 10,300	Rp 9,965
% of total expenses	9.94%	9.88%	9.82%
PLN
Transactions with related parties
Total	Rp 2,779	Rp 2,602	Rp 2,473
% of total expenses	2.58%	2.50%	2.44%
Indosat
Transactions with related parties
Total	Rp 644	Rp 566	Rp 537
% of total expenses	0.60%	0.54%	0.53%
Indonesia Financial Group
Transactions with related parties
Total	Rp 183	Rp 198	Rp 296
% of total expenses	0.17%	0.19%	0.29%
Government agencies
Transactions with related parties
Total	Rp 114	Rp 144	Rp 179
% of total expenses	0.11%	0.14%	0.18%
BNI
Transactions with related parties
Total	Rp 112	Rp 143
% of total expenses	0.10%	0.14%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 150	Rp 381	Rp 229
% of total expenses	0.14%	0.36%	0.23%
Associated companies
Transactions with related parties
Total	Rp 109	Rp 126	Rp 147
% of total expenses	0.10%	0.12%	0.15%
Finarya
Transactions with related parties
Total	Rp 109	Rp 126	Rp 110
% of total expenses	0.10%	0.12%	0.11%
Others
Transactions with related parties
Total	Rp 0	Rp 0	Rp 37
% of total expenses	0.00%	0.00%	0.04%
Others related entities
Transactions with related parties
Total	Rp 585	Rp 655	Rp 724
% of total expenses	0.54%	0.63%	0.72%
Padi UMKM
Transactions with related parties
Total	Rp 508	Rp 561	Rp 626
% of total expenses	0.47%	0.54%	0.62%
Others (each below Rp100 billion)
Transactions with related parties
Total	Rp 77	Rp 94	Rp 98
% of total expenses	0.07%	0.09%	0.10%